PGIM S&P 500 Buffer 12 ETF - January Average Annual Total Returns		12 Months Ended
	Sep. 02, 2025	Dec. 31, 2024		Dec. 31, 2024
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.31%	[1]	23.31%
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		15.19%		15.33%
Performance Inception Date	Dec. 29, 2023
No Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.19%		15.33%
Performance Inception Date	Dec. 29, 2023
No Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.58%		9.07%
Performance Inception Date	Dec. 29, 2023

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.